Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000089998 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Institutional Class
Trading Symbol	POLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Institutional Class / POLIX)	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Consumer Discretionary and Information Technology sectors detracted from results, while the overweight to Financials and stock selection in Communication Services aided performance.
  As for sector positioning (a residual of bottom-up stock selection), the Technology sector weighed on results as semiconductors—with little Fund exposure—saw significant gains driven by Artificial Intelligence ("AI") enthusiasm, while software—a Fund overweight—faced negative sentiment.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were Thermo Fisher Scientific, Airbnb, and Apple. Positive relative contributors were Shopify, Netflix, and ServiceNow.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Growth Fund’s Institutional Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $100,000
For the years April 30, 2015 through April 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	5.71%	9.04%	12.24%
S&P 500® Index*	12.10%	15.60%	12.31%
Russell 1000® Growth Index**	14.53%	17.22%	15.25%
*
The S&P 500 Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Net Assets	$ 5,602,322,075
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 58,355,698
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,602,322,075
Total number of portfolio holdings	26
Total advisory fee paid, net	$58,355,698
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.4%
Financials	17.0%
Consumer, Non-cyclical	14.7%
Communication Services	12.0%
Consumer Discretionary	11.8%
Health Care	7.1%
Consumer, Cyclical	2.7%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000089997 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Investor Class
Trading Symbol	POLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Investor Class / POLRX)	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Consumer Discretionary and Information Technology sectors detracted from results, while the overweight to Financials and stock selection in Communication Services aided performance.
  As for sector positioning (a residual of bottom-up stock selection), the Technology sector weighed on results as semiconductors—with little Fund exposure—saw significant gains driven by Artificial Intelligence ("AI") enthusiasm, while software—a Fund overweight—faced negative sentiment.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were Thermo Fisher Scientific, Airbnb, and Apple. Positive relative contributors were Shopify, Netflix, and ServiceNow.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Growth Fund’s Investor Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	5.44%	8.77%	11.95%
S&P 500® Index*	12.10%	15.60%	12.31%
Russell 1000® Growth Index**	14.53%	17.22%	15.25%
*
The S&P 500 Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Net Assets	$ 5,602,322,075
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 58,355,698
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,602,322,075
Total number of portfolio holdings	26
Total advisory fee paid, net	$58,355,698
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.4%
Financials	17.0%
Consumer, Non-cyclical	14.7%
Communication Services	12.0%
Consumer Discretionary	11.8%
Health Care	7.1%
Consumer, Cyclical	2.7%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000150375 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Institutional Class
Trading Symbol	PGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Institutional Class / PGIIX)	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Health Care and Communication Service sectors detracted from results, while stock selection in Industrials and sector positioning in Energy and Materials enhanced results (sector positioning is a residual of bottom-up stock selection).
  Solid global equity gains were driven by U.S. market leadership and Artificial Intelligence ("AI") themes in the early part of the period, while international stocks lagged. As 2025 began, a broad rotation shifted away from U.S. and growth-oriented equities, toward international and value-oriented equities.
  The top relative stock detractors were ICON Plc, Novo Nordisk, and Globant. The top relative contributors were SAP SE, Shopify, and Paycom Software.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Global Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 100,000
For the years April 30, 2015 through April 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	4.29%	7.77%	10.29%
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	11.84%	13.06%	8.62%
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 345,008,827
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,590,107
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$345,008,827
Total number of portfolio holdings	33
Total advisory fee paid, net	$3,590,107
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.1%
Consumer, Non-cyclical	21.5%
Financials	19.8%
Consumer Discretionary	11.5%
Communication Services	9.4%
Consumer, Cyclical	1.9%
Short-Term Investment	1.6%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000150374 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Investor Class
Trading Symbol	PGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Investor Class / PGIRX)	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Health Care and Communication Service sectors detracted from results, while stock selection in Industrials and sector positioning in Energy and Materials enhanced results (sector positioning is a residual of bottom-up stock selection).
  Solid global equity gains were driven by U.S. market leadership and Artificial Intelligence ("AI") themes in the early part of the period, while international stocks lagged. As 2025 began, a broad rotation shifted away from U.S. and growth-oriented equities, toward international and value-oriented equities.
  The top relative stock detractors were ICON Plc, Novo Nordisk, and Globant. The top relative contributors were SAP SE, Shopify, and Paycom Software.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Global Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 10,000
For the period July 6, 2015* through April 30, 2025
*The Polen Global Growth Fund commenced operations on July 6, 2015.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	4.01%	7.50%	10.17%*
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	11.84%	13.06%	9.14%**
*	The Polen Global Growth Fund commenced operations on July 6, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 345,008,827
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,590,107
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$345,008,827
Total number of portfolio holdings	33
Total advisory fee paid, net	$3,590,107
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.1%
Consumer, Non-cyclical	21.5%
Financials	19.8%
Consumer Discretionary	11.5%
Communication Services	9.4%
Consumer, Cyclical	1.9%
Short-Term Investment	1.6%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000176395 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Institutional Class
Trading Symbol	POIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Institutional Class / POIIX)	$108	1.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”) ex USA® Index Net Dividends.
  Stock selection in the Health Care sector was a primary detractor, as was relative sector positioning (a residual of bottom-up stock selection) in Health Care and Financials, while stock selection in Information Technology and relative sector positioning in Energy and Materials aided results.
  Technology stocks, especially semiconductors, outperformed for much of the period; however, the Fund’s emphasis within Technology focused on software, which lagged amid shifting investor sentiment. As 2025 began, share prices in a few of our Technology and Health Care holdings weakened.
  The top relative stock detractors were ICON plc, Evolution AB, and Novo Nordisk, while the top relative contributors were SAP SE, MercadoLibre, and Shopify.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen International Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 100,000
For the period December 30, 2016* through April 30, 2025
*The Polen International Growth Fund commenced operations on December 30, 2016.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	1.31%	2.89%	5.95%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)***	11.93%	10.08%	7.07%**
*	The Polen International Growth Fund commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
***
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 176,529,695
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,784,516
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$176,529,695
Total number of portfolio holdings	28
Total advisory fee paid, net	$1,784,516
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.1%
Financials	18.6%
Consumer Discretionary	14.1%
Consumer, Non-cyclical	9.7%
Industrials	7.6%
Communication Services	5.1%
Health Care	3.1%
Short-Term Investment	8.6%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000176396 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Investor Class
Trading Symbol	POIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Investor Class / POIRX)	$133	1.32%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”) ex USA® Index Net Dividends.
  Stock selection in the Health Care sector was a primary detractor, as was relative sector positioning (a residual of bottom-up stock selection) in Health Care and Financials, while stock selection in Information Technology and relative sector positioning in Energy and Materials aided results.
  Technology stocks, especially semiconductors, outperformed for much of the period; however, the Fund’s emphasis within Technology focused on software, which lagged amid shifting investor sentiment. As 2025 began, share prices in a few of our Technology and Health Care holdings weakened.
  The top relative stock detractors were ICON plc, Evolution AB, and Novo Nordisk, while the top relative contributors were SAP SE, MercadoLibre, and Shopify.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen International Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 10,000
For the period March 15, 2017* through April 30, 2025
*The Polen International Growth Fund commenced operations on March 15, 2017.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	1.07%	2.62%	4.70%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)***	11.93%	10.08%	6.48%**
*	The Polen International Growth Fund commenced operations on March 15, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
***
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Mar. 15, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 176,529,695
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,784,516
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$176,529,695
Total number of portfolio holdings	28
Total advisory fee paid, net	$1,784,516
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	33.1%
Financials	18.6%
Consumer Discretionary	14.1%
Consumer, Non-cyclical	9.7%
Industrials	7.6%
Communication Services	5.1%
Health Care	3.1%
Short-Term Investment	8.6%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000194993 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Institutional Class
Trading Symbol	PBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. Small Company Growth Fund (Institutional Class / PBSIX)	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. Small Company Growth Fund (the “Fund”) underperformed the Russell 2000® Growth Index.
  Stock selection in the Health Care and Information Technology sectors detracted from results, while stock selection in Financials and Consumer Discretionary aided returns.
  Narrow gains for U.S. small cap equities were led by Artificial Intelligence ("AI")-related and interest-rate sensitive sectors in the first part of the period, but 2025 brought volatility and heightened uncertainty amid policy shifts and trade tensions.
  The top relative stock detractors were e.l.f. Beauty, Globant S.A., and AMN Healthcare Services, while top relative contributors were ExlService Holdings, Dutch Bros, and Goosehead Insurance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen U.S. Small Company Growth Fund’s Institutional Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 100,000
For the period November 1, 2017* through April 30, 2025
*The Polen U.S. Small Company Growth Fund commenced operations on November 1, 2017.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	-0.82%	4.18%	4.39%*
Russell 3000® Index**,***	11.40%	15.11%	12.00%****
Russell 2000® Growth Index*****	2.42%	7.60%	5.33%****
*	The Polen U.S. Small Company Growth Fund commenced operations on November 1, 2017.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-small-company-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 34,447,067
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 290,580
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,447,067
Total number of portfolio holdings	36
Total advisory fee paid, net	$290,580
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	29.7%
Information Technology	28.6%
Financials	11.2%
Health Care	10.9%
Consumer Discretionary	9.4%
Real Estate	3.7%
Consumer Staples	2.1%
Short-Term Investment	3.9%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000194994 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Investor Class
Trading Symbol	PBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. Small Company Growth Fund (Investor Class / PBSRX)	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. Small Company Growth Fund (the “Fund”) underperformed the Russell 2000® Growth Index.
  Stock selection in the Health Care and Information Technology sectors detracted from results, while stock selection in Financials and Consumer Discretionary aided returns.
  Narrow gains for U.S. small cap equities were led by Artificial Intelligence ("AI")-related and interest-rate sensitive sectors in the first part of the period, but 2025 brought volatility and heightened uncertainty amid policy shifts and trade tensions.
  The top relative stock detractors were e.l.f. Beauty, Globant S.A., and AMN Healthcare Services, while top relative contributors were ExlService Holdings, Dutch Bros, and Goosehead Insurance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen U.S. Small Company Growth Fund’s Investor Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 10,000
For the period February 8, 2019* through April 30, 2025
*The Polen U.S. Small Company Growth Fund commenced operations on February 8, 2019.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	-1.14%	3.91%	2.62%*
Russell 3000® Index**,***	11.40%	15.11%	13.33%****
Russell 2000® Growth Index*****	2.42%	7.60%	5.71%****
*	The Polen U.S. Small Company Growth Fund commenced operations on February 8, 2019.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Feb. 08, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-small-company-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 34,447,067
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 290,580
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,447,067
Total number of portfolio holdings	36
Total advisory fee paid, net	$290,580
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	29.7%
Information Technology	28.6%
Financials	11.2%
Health Care	10.9%
Consumer Discretionary	9.4%
Real Estate	3.7%
Consumer Staples	2.1%
Short-Term Investment	3.9%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000227429 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Class Y
Trading Symbol	PBSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. Small Company Growth Fund (Class Y / PBSYX)	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. Small Company Growth Fund (the “Fund”) underperformed the Russell 2000® Growth Index.
  Stock selection in the Health Care and Information Technology sectors detracted from results, while stock selection in Financials and Consumer Discretionary aided returns.
  Narrow gains for U.S. small cap equities were led by Artificial Intelligence ("AI")-related and interest-rate sensitive sectors in the first part of the period, but 2025 brought volatility and heightened uncertainty amid policy shifts and trade tensions.
  The top relative stock detractors were e.l.f. Beauty, Globant S.A., and AMN Healthcare Services, while top relative contributors were ExlService Holdings, Dutch Bros, and Goosehead Insurance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen U.S. Small Company Growth Fund’s Class Y vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 1,000,000
For the period June 1, 2021* through April 30, 2025
*The Polen U.S. Small Company Growth Fund commenced operations on June 1, 2021.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Class Y	-0.75%	-8.22%*
Russell 3000® Index**,***	11.40%	7.61%****
Russell 2000® Growth Index*****	2.42%	-3.26%****
*	The Polen U.S. Small Company Growth Fund commenced operations on June 1, 2021.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Jun. 01, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-small-company-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 34,447,067
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 290,580
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,447,067
Total number of portfolio holdings	36
Total advisory fee paid, net	$290,580
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	29.7%
Information Technology	28.6%
Financials	11.2%
Health Care	10.9%
Consumer Discretionary	9.4%
Real Estate	3.7%
Consumer Staples	2.1%
Short-Term Investment	3.9%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000217916 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	PGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Emerging Markets Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen Emerging Markets Growth Fund (the “Fund”) slightly underperformed the MSCI Emerging Markets® Index Net Dividends.
  Negative results were due to stock selection in the Consumer Discretionary and Financials sectors, while positive results were derived from stock selection in Information Technology and the Fund’s zero exposure to the Materials sector (relative sector positioning is a residual of bottom-up stock selection).
  The reporting period reflected early challenges from the Fund’s underweights in Artificial Intelligence ("AI")-driven markets, followed by improved performance as sentiment rebounded in China in the later part of 2024. The start of 2025 showed notable strength in both China and Brazil, countries where the Fund is meaningfully invested.
  The top relative stock detractors were dLocal, Wizz Air Holdings, and PDD Holdings, while the top relative contributors were Nebius Group NV, Samsung, and Prosus NV .

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Emerging Markets Growth Fund’s Institutional Class vs. the MSCI Emerging Markets® Index (Net Dividend).
Growth of $100,000
For the period October 16, 2020* through April 30, 2025
*The Polen Emerging Markets Growth Fund commenced operations on October 16, 2020.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	8.85%	-3.03%*
MSCI Emerging Markets® Index (Net Dividend)***	9.03%	2.21%**
*	The Polen Emerging Markets Growth Fund commenced operations on October 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
***
The MSCI Emerging Markets Index is a market capitalization weighted equity index that measures the performance of the large and mid-cap segments across emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/emerging-markets-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 14,575,876
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 59,050
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$14,575,876
Total number of portfolio holdings	35
Total advisory fee paid, net	$59,050
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer Discretionary	25.7%
Information Technology	21.4%
Financials	16.7%
Industrials	12.1%
Communication Services	9.7%
Consumer Staples	6.5%
Health Care	1.8%
Energy	1.5%
Short-Term Investment	4.2%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000226510 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. SMID Company Growth Fund
Class Name	Institutional Class
Trading Symbol	PBMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen U.S. SMID Company Growth Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑smid‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑smid‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. SMID Company Growth Fund (Institutional Class / PBMIX)	$103	1.05%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the 12 months ended April 30, 2025, the Polen U.S. SMID Company Growth Fund (the “Fund”) underperformed the Russell 2500® Growth Index.
  Narrow gains for U.S. SMID cap equities early in the period were led by AI-related and interest rate-sensitive sectors, while 2025 brought volatility as policy shifts and trade tensions heightened market uncertainty.
  Stock selection in the Health Care and Consumer Discretionary sectors detracted from results, while stock selection in, and overweight to Financials aided returns (sector positioning is a residual of bottom-up stock selection).
  The top relative stock detractors were e.l.f. Beauty, Five Below, and Globant S.A. Top relative contributors were Goosehead Insurance, ExlService Holdings, and Clearwater Analytics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen U.S. SMID Company Growth Fund’s Institutional Class vs. the Russell 3000® Index and the Russell 2500® Growth Index.
Growth of $ 100,000
For the period April 1, 2021* through April 30, 2025
*The Polen U.S. SMID Company Growth Fund commenced operations on April 1, 2021.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	-4.12%	-8.19%*
Russell 3000® Index**,***	11.40%	8.75%****
Russell 2500® Growth Index*****	0.68%	-2.44%****
*	The Polen U.S. SMID Company Growth Fund commenced operations on April 1, 2021.
**	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
***	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
*****
The Russell 2500® Growth Index is a market capitalization weighted index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

Performance Inception Date	Apr. 01, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-smid-company-growth-fund for performance data current to the most recent month-end.
Net Assets	$ 3,545,359
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$3,545,359
Total number of portfolio holdings	40
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	28.2%
Industrials	25.8%
Financials	16.8%
Consumer Discretionary	13.1%
Health Care	11.6%
Consumer Staples	2.2%
Short-Term Investment	3.2%
Liabilities in Excess of Other Assets	(0.9)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000236764 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. High Yield Fund
Class Name	Institutional Class
Trading Symbol	PBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen U.S. High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-888-678-6024.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-888-678-6024
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen U.S. High Yield Fund (Institutional Class / PBBIX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen U.S. High Yield Fund’s Institutional share class (PBBIX) returned 6.41% net of fees versus 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance during the period.
  The Fund’s holdings in the Basic Industry and Energy sectors provided a positive offset to other sector exposures.
  On an absolute basis, Kennedy-Wilson Inc. and Oldcastle BuildingEnvelope were the Fund’s top contributors during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields fell during the period.
  The Fund’s overweight in B2-rated and B3-rated holdings, along with its aggregate exposure to CCC-rated securities, resulted in a negative sector allocation effect, which detracted from the Fund’s performance relative to the Index.
  The Fund’s underweighted allocation to the Telecommunications sector and negative security selection in the Media and Capital Goods sectors further detracted from its performance.
  During the period, Advantage Sales & Marketing and ModivCare were the largest absolute detractors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen U.S. High Yield Fund’s Institutional Class vs. the Bloomberg U.S. Universal Index, the ICE BofA U.S. High Yield Index and the ICE BofA BB/B U.S. Non-Financial High Yield Constrained® Index.
Growth of $ 100,000
For the period June 30, 2022* through April 30, 2025
*The Polen U.S. High Yield Fund commenced operations on June 30, 2022.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	6.41%	7.93%*
Bloomberg U.S. Universal Index**,***	8.14%	3.10%****
ICE BofA U.S. High Yield Index***	8.69%	9.09%****
ICE BofA BB/B U.S. Non‑Financial High Yield Constrained® Index***	7.57%	8.36%****
*	The Polen U.S. High Yield Fund commenced operations on June 30, 2022.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.  The ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P and Fitch, but caps issuer exposure at 2% and excludes Financials. Index constituents are capitalization-weighted, based on their current amount outstanding, provided that the total allocation to an individual issuer does not exceed 2%.

****	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Net Assets	$ 2,974,397
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,974,397
Total number of portfolio holdings	66
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Cyclical	16.5%
Industrials	15.7%
Communication Services	11.8%
Financials	10.6%
Consumer, Non-cyclical	9.0%
Energy	7.7%
Materials	5.4%
Information Technology	5.4%
Other Assets in Excess of Liabilities	17.9%
TOTAL	100.0%

Material Fund Change [Text Block]
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period.
On April 29, 2025, the Board approved a plan to liquidate and terminate the Fund, which occurred on May 15, 2025.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000243194 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Institutional Class
Trading Symbol	DDJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Opportunistic High Yield Fund’s Institutional share class (DDJCX) returned 5.93% net of fees, compared to 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance for the period.
  The Fund’s overweight to CCC-rated debt had a beneficial sector allocation effect, which helped relative performance as compared to the Index.
  Sector allocation was further supported by the Fund’s underweight position in the Energy sector.
  On an absolute basis, HUB International and Aveanna Healthcare were the Fund’s top performers during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields declined during the period.
  Although the overweight to CCC-rated debt was positive from an allocation perspective, the Fund’s actual CCC-rated holdings lagged those of the Index and detracted from returns.
  Fund performance was also negatively affected by holdings in the Capital Goods, Media, and Transportation sectors, which underperformed their respective Index sectors.
  OnTrac (formerly LaserShip) and Dexko Global were the largest absolute detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Opportunistic High Yield Fund’s Institutional Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 100,000
For the period July 16, 2015* through April 30, 2025
*The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	5.93%	6.68%	4.44%*
Bloomberg U.S. Universal Index**,***	8.14%	-0.00%****	2.04%*****
ICE BofA U.S. High Yield Index***	8.69%	6.41%	5.01%*****
*	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

****	Return was less than -0.005.
*****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Jul. 16, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Net Assets	$ 297,608,098
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,064,638
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,608,098
Total number of portfolio holdings	96
Total advisory fee paid, net	$2,064,638
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	25.1%
Industrials	16.4%
Consumer, Cyclical	15.0%
Communication Services	11.8%
Materials	11.7%
Financials	8.9%
Information Technology	7.7%
Energy	1.2%
Health Care	1.1%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000243192 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Investor Class
Trading Symbol	DDJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Opportunistic High Yield Fund’s Investor share class (DDJRX) returned 5.72% net of fees versus 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance for the period.
  The Fund’s overweight to CCC-rated debt had a beneficial sector allocation effect, which helped relative performance as compared to the Index.
  Sector allocation was further supported by the Fund’s underweight position in the Energy sector.
  On an absolute basis, HUB International and Aveanna Healthcare were the Fund’s top performers during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields declined during the period.
  Although the overweight to CCC-rated debt was positive from an allocation perspective, the Fund’s actual CCC-rated holdings lagged those of the Index and detracted from returns.
  Fund performance was also negatively affected by holdings in the Capital Goods, Media, and Transportation sectors, which underperformed their respective Index sectors.
  OnTrac (formerly LaserShip) and Dexko Global were the largest absolute detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Opportunistic High Yield Fund’s Investor Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 10,000
For the period July 16, 2015* through April 30, 2025
*The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	5.72%	6.37%	4.11%*
Bloomberg U.S. Universal Index**,***	8.14%	-0.00%****	2.04%*****
ICE BofA U.S. High Yield Index***	8.69%	6.41%	5.01%*****
*	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

****	Return was less than -0.005.
*****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Jul. 16, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Net Assets	$ 297,608,098
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,064,638
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,608,098
Total number of portfolio holdings	96
Total advisory fee paid, net	$2,064,638
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	25.1%
Industrials	16.4%
Consumer, Cyclical	15.0%
Communication Services	11.8%
Materials	11.7%
Financials	8.9%
Information Technology	7.7%
Energy	1.2%
Health Care	1.1%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000243193 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Class Y
Trading Symbol	DDJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Opportunistic High Yield Fund’s Class Y share class (DDJIX) returned 6.14% net of fees versus 8.69% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  The Fund’s income advantage relative to the Index contributed positively to relative performance for the period.
  The Fund’s overweight to CCC-rated debt had a beneficial sector allocation effect, which helped relative performance as compared to the Index.
  Sector allocation was further supported by the Fund’s underweight position in the Energy sector.
  On an absolute basis, HUB International and Aveanna Healthcare were the Fund’s top performers during the period.
Top Detractors to Performance
  The Fund’s shorter duration relative to the Index detracted from relative performance, particularly as U.S. Treasury yields declined during the period.
  Although the overweight to CCC-rated debt was positive from an allocation perspective, the Fund’s actual CCC-rated holdings lagged those of the Index and detracted from returns.
  Fund performance was also negatively affected by holdings in the Capital Goods, Media, and Transportation sectors, which underperformed their respective Index sectors.
  OnTrac (formerly LaserShip) and Dexko Global were the largest absolute detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen Opportunistic High Yield Fund’s Class Y vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 1,000,000
For the period July 16, 2015* through April 30, 2025
*The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Class Y	6.14%	6.75%	4.46%*
Bloomberg U.S. Universal Index**,***	8.14%	-0.00%****	2.04%*****
ICE BofA U.S. High Yield Index***	8.69%	6.41%	5.01%*****
*	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
**	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

****	Return was less than -0.005.
*****	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Jul. 16, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Net Assets	$ 297,608,098
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,064,638
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,608,098
Total number of portfolio holdings	96
Total advisory fee paid, net	$2,064,638
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	25.1%
Industrials	16.4%
Consumer, Cyclical	15.0%
Communication Services	11.8%
Materials	11.7%
Financials	8.9%
Information Technology	7.7%
Energy	1.2%
Health Care	1.1%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000246957 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth & Income Fund
Class Name	Institutional Class
Trading Symbol	PCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Growth & Income Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑income‑fund. You can also request this information by contacting us at (888) 678‑6024.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	(888) 678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑income‑fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth & Income Fund (Institutional Class / PCGIX)	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Growth & Income Fund’s Institutional share class (PCGIX) delivered a net return of 4.87%, compared to 11.48% for the MSCI All Country World® Index (“ACWI”) (the “Equity Index”) and 8.69% for the ICE BofA US High Yield® Index (the “Credit Index”). As of April 30, 2025, 59% of the Fund was invested in the Global Growth Equity Portfolio (the “Equity Sleeve”) and 41% of the Fund was invested in the High Yield Fixed Income Portfolio (the “Credit Sleeve”).
During the period, the credit portion of the Fund delivered performance that reflected both positive and negative influences from portfolio positioning and security selection relative to the Credit Index. While income advantage and favorable sector allocation contributed to results, certain duration and rating exposures, as well as select security choices, presented headwinds.
Top Contributors to Performance – Credit Sleeve
  The Fund’s income advantage versus the Credit Index was a positive contributor to relative performance over the period.
  Sector allocation benefited relative performance, with the Fund’s underweight in the Energy sector representing the largest positive contribution compared to the Credit Index.
  On an absolute basis, Charter Communications and HUB International were the Credit Sleeve’s top performers during the period.
Top Detractors to Performance – Credit Sleeve
  The Fund’s shorter duration relative to the Credit Index negatively impacted relative performance.
  An overweight to B-rated bonds and underweight to C-rated bonds detracted from results. While the overweight to CCC-rated holdings provided some positive offset, results were adversely affected by selection among CCC1-rated bonds, which lagged those of the Credit Index.
  Security selection by sector had a negative effect on relative performance, largely driven by holdings in the Capital Goods, Healthcare, Media, and Transportation sectors.
  Dexko Global and OnTrac (formerly LaserShip) were the largest absolute detractors for the Credit Sleeve over the period.
During the period, the equity portion of the Fund generated performance that was influenced by both positive and negative factors related to portfolio positioning and stock selection relative to the Equity Index. Positive relative returns were driven by select Industrials holdings and beneficial sector allocation decisions. Conversely, exposures in Health Care and Communication Services, along with the performance of certain individual stocks, detracted from performance.
Top Contributors To Performance – Equity Sleeve
  Stock selection within the Industrials sector and sector positioning, particularly underweights in Energy and Materials (both of which are residuals of stock selection), contributed positively to relative performance compared to the Equity Index.
  SAP SE was the largest contributor to the Equity Sleeve’s performance on both an absolute and relative basis.
  Shopify, which was newly added during the period, was the second largest contributor to the Equity Sleeve’s performance on both an absolute and relative basis.
Top Detractors To Performance – Equity Sleeve
  Stock selection in the Health Care and Communication Services sectors as well as sector positioning (a residual of stock selection), due to an overweight in Health Care, detracted from the Equity Sleeve’s performance.
  Novo Nordisk was the largest absolute detractor for the Equity Sleeve. The position was closed during the period.
  ICON Plc was the second largest absolute detractor for the Equity Sleeve, affected by industry headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Growth & Income Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend) and the 60% MSCI All Country World® Index and 40% ICE BofA U.S. High Yield® Index.
Growth of $ 10,000
For the period October 2, 2023* through April 30, 2025
*The Polen Growth & Income Fund commenced operations on October 2, 2023.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	4.87%	9.63%*
MSCI All Country World® Index (“ACWI”) (Net Dividend)	11.84%	17.94%**
60% MSCI All Country World® Index and 40% ICE BofA U.S. High Yield® Index	10.88%	15.24%**
*	The Polen Growth & Income Fund commenced operations on October 2, 2023.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Oct. 02, 2023
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/growth-income-fund for performance data current to the most recent month-end.
Net Assets	$ 6,826,910
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$6,826,910
Total number of portfolio holdings	110
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	23.2%
Consumer, Non-cyclical	22.9%
Financials	15.6%
Communication Services	10.2%
Industrials	7.8%
Consumer, Cyclical	6.8%
Consumer Discretionary	6.8%
Materials	4.0%
Energy	1.0%
Health Care	0.5%
Other Assets in Excess of Liabilities	1.2%
TOTAL	100.0%

Material Fund Change [Text Block]
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period:
On June 17, 2025, the Fund’s Board of Trustees approved a plan to liquidate and terminate the Fund, which will occur on or about July 31, 2025.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000258187 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Floating Rate Income ETF
Class Name	Polen Floating Rate Income ETF
Trading Symbol	PCFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Floating Rate Income ETF (formerly, the Polen Bank Loan Fund) (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/floating‑rate‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/floating‑rate‑income‑etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Floating Rate Income ETF	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2025, the Polen Floating Rate Income ETF (PCFI) returned 4.55% net of fees versus 6.16% for the Morningstar LSTA U.S. Leveraged Loan Index (the “Index”).
Top Contributors to Performance
  The Fund’s holdings in the Services/Retail sector outperformed, providing a positive contribution to relative performance as compared to the Index during the period.
  On an absolute basis, AssuredPartners, Inc. and Vistajet Malta Finance Plc. were the Fund’s top individual contributors during the period.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated loans and bonds detracted from relative performance during the period as compared to the Index.
  An overweight position in the Industrials sector also detracted from results during the period as compared to the Index.
  Holdings in the Industrial, Media, and Food & Beverage sectors negatively impacted relative performance during the period as compared to the Index, partially offsetting gains from other areas.
  During the period, OnTrac (f.k.a. LaserShip) and Caliber Collision, Inc. were the largest absolute detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen Floating Rate Income ETF vs. the Bloomberg U.S. Universal Index and the Morningstar LSTA U.S. Leveraged Loan Index.
Growth of $ 10,000
For the period June 30, 2022* through April 30, 2025
*On March 21, 2025, the Polen Floating Rate Income ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Polen Floating Rate Income ETF*	4.55%	8.72%**
Bloomberg U.S. Universal Index***,****	8.14%	3.10%*****
Morningstar LSTA U.S. Leveraged Loan Index***	6.16%	9.37%*****
*
On March 21, 2025, the Polen Floating Rate Income ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class.

**	The Predecessor Fund commenced operations on June 30, 2022.
***
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The Morningstar LSTA US Leveraged Loan Index is a broad, unmanaged high yield index composed of loans that meet the following inclusion rules; senior secured, minimum initial term of one year, initial minimum spread of Base Rate+125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.

****	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
*****	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.polencapital.com/strategies/floating-rate-income-etf for performance data current to the most recent month-end.
Net Assets	$ 8,876,353
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$8,876,353
Total number of portfolio holdings	74
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	96%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	23.8%
Consumer, Cyclical	19.6%
Industrials	18.0%
Information Technology	13.5%
Communication Services	13.3%
Materials	5.9%
Financials	4.1%
Utilities	1.7%
Health Care	1.0%
Short-Term Investment	8.1%
Liabilities in Excess of Other Assets	(9.0)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000258188 [Member]
Shareholder Report [Line Items]
Fund Name	Polen High Income ETF
Class Name	Polen High Income ETF
Trading Symbol	PCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen High Income ETF (the “Fund”) for the period of March 25, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/high‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/high‑income‑etf
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen High Income ETF	$5*	0.51%
* Based on operations for the period from March 25, 2025 to April 30, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 5 [1]
Expense Ratio, Percent	0.51%
Net Assets	$ 12,941,050
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 3,360
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$12,941,050
Total number of portfolio holdings	130
Total advisory fee paid, net	$3,360
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	22.2%
Consumer, Cyclical	16.2%
Industrials	15.8%
Communication Services	7.6%
Financials	7.6%
Information Technology	6.6%
Materials	6.2%
Energy	2.5%
Health Care	1.3%
Utilities	0.4%
Short-Term Investment	25.3%
Liabilities in Excess of Other Assets	(11.7)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Based on operations for the period from March 25, 2025 to April 30, 2025. Expenses for the full year would be higher.